Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

19.            Related party transactions

Related party balances

The balance due to related parties is $743,100 as at December 31, 2021 (December 31, 2020 - $280,432). These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	December 31,	December 31,	December 31,
	2021	2020	2019
Consulting fees	$—	$93,901	$440,980
Salary	4,083,685	1,685,957	608,692
Director fees	409,561	307,432	305,717
Stock-based compensation	3,173,512	4,689,996	4,303,871
	$7,666,758	$6,777,286	$5,659,260